Convertible Debentures - Additional Information (Details) - USD ($)			1 Months Ended				12 Months Ended
	May 16, 2023	May 12, 2023	Oct. 31, 2023	Jun. 30, 2023	May 31, 2023	Sep. 30, 2020	Oct. 31, 2023	Oct. 31, 2022
Short-Term Debt [Line Items]
Convertible debt			$ 0				$ 0	$ 17,405,000
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]							Change In Fair Value Of Convertible Debentures Embedded Derivative Liabilities	Change In Fair Value Of Convertible Debentures Embedded Derivative Liabilities
Loss on extinguishment of convertible debentures							$ (3,091,000)
Proceeds from Convertible Debt							38,000,000	$ 18,400,000
Repayment of aggregate amount							$ 3,176,000
Initial maturity period	3 years
Accrued interest percentage	10.00%
Warrants to purchase shares of common stock			2,679,432				2,679,432
Forbion Growth Sponsor FEAC I B.V
Short-Term Debt [Line Items]
Notes purchase principal amount				$ 20,000,000
BDC Notes
Short-Term Debt [Line Items]
Convertible debt			$ 0			$ 2,200,000	$ 0	2,497,000
Interest rate						8.00%
Initial maturity date						Sep. 28, 2023
Maturity date						Sep. 29, 2025
Percentage of price per share						80.00%
Percentage of principal						20.00%
Embedded derivative liability measured at fair value						$ 200,000		300,000
Change in fair value of convertible debenture embedded derivative liabilities							300,000
Interest expense, including the amortization of debt discounts							300,000	400,000
Debt issuance costs						$ 36,000
Percentage of repay on closing date amount equal to principal		20.00%
Loss on extinguishment							9,000
2022 Notes
Short-Term Debt [Line Items]
Convertible debt			0				0	14,908,000
Convertible notes net								$ 18,400,000
Interest rate								10.00%
Initial maturity term								3 years
Aggregate consideration								$ 50,000,000
Embedded derivative liability measured at fair value								3,500,000
Change in fair value of convertible debenture embedded derivative liabilities							21,200,000
Interest expense, including the amortization of debt discounts							2,800,000
Debt issuance costs								$ 44,000
Loss on extinguishment of convertible debentures							$ 3,100,000
Percentage of price paid in qualified financing								85.00%
Percentage of price paid per share in non qualified financing								85.00%
Conversion price					$ 8.84
Conversion and exchange of redeemable convertible preferred stock into common shares in connection with the Reverse Recapitalization (in shares)							2,081,359
Modification of existing debt	$ 18,400,000
Fair value of warrants	500,000							$ 500,000
May 2023 Notes
Short-Term Debt [Line Items]
Debt issuance costs			800,000				$ 800,000
Fair value of warrants	1,400,000
Proceeds from Convertible Debt	30,000,000
Initial maturity period					3 years
Accrued interest percentage					10.00%
Fair value of debt instrument	$ 37,000,000		$ 56,200,000				$ 56,200,000
Shares converted			4,298,463
2023 Financing
Short-Term Debt [Line Items]
Borrowed amount				10,000,000	$ 28,000,000
Cash				10,000,000	20,000,000
Warrants to purchase shares of common stock	2,679,432
Warrants, exercise price per share	$ 11.5
2023 Financing | Forbion Growth Sponsor FEAC I B.V
Short-Term Debt [Line Items]
Borrowed amount				$ 38,000,000
April 2023 Notes
Short-Term Debt [Line Items]
Repayment of aggregate amount	$ 8,000,000
Repayment					$ 8,000,000